UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $   909,702.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.       COM               00163u106   42,938    983,004                                 983,004      0    0
ARYx Therapeutics                COM               043387109      151     48,135                                  48,135      0    0
Abiomed Inc.                     COM               003654100      927     95,485                                  95,485      0    0
Airvana Inc.                     COM               00950v101    5,337    788,343                                 788,343      0    0
Allergan Inc                     COM               018490102    6,620    116,640                                 116,640      0    0
Amicus Therapeutics, Inc.        COM               03152W109   28,312  3,235,661                               3,235,661      0    0
ArthroCare Corp                  COM               043136100   29,390  1,441,417                               1,441,417      0    0
Aurelian Oil & Gas PLC           COM               00B15S8C3    7,992 27,777,778                              27,777,778      0    0
Auxilium Pharmaceuticals, Inc.   COM               05334D107   71,573  2,092,161                               2,092,161      0    0
Biogen IDEC Inc.                 COM               09062X103   10,801    213,792                                 213,792      0    0
Biomarin Pharmaceuticals, Inc    COM               09061G101   20,494  1,133,538                               1,133,538      0    0
Biomimetic Therapeutics, Inc.    COM               09064X101    5,535    453,308                                 453,308      0    0
BroadVision, Inc.                COM               111412607   11,710    743,945                                 743,945      0    0
Cache, Inc                       COM               127150308    3,774    760,800                                 760,800      0    0
Canadian Superior Energy Inc.    COM               136644101   13,046 15,002,500                              15,002,500      0    0
Celgene Corp                     COM               151020104    5,461     97,688                                  97,688      0    0
Ceragon Networks Ltd.            COM               M22013102   15,879  1,877,000                               1,877,000      0    0
Cubist Pharma                    COM               229678107   16,810    832,191                                 832,191      0    0
Cyberonics, Inc.                 COM               23251P102   61,268  3,843,679                               3,843,679      0    0
Cytokinetics                     COM               23282W100    3,056    577,776                                 577,776      0    0
Demandtec                        COM               24802R506      140     15,900                                  15,900      0    0
Dyax                             COM               26746E103      155     43,100                                  43,100      0    0
Evergreen Solar, Inc. 4% Due     NOTE              30033RAC2   14,218 34,794,000                              34,794,000      0    0
7/15/2013
First Solar Inc.                 COM               336433107   12,229     80,000                                  80,000      0    0
Gastar Exploration Limited       COM               367299104   41,812  8,674,744                               8,674,744      0    0
Genoptix                         COM               37243V100      672     19,320                                  19,320      0    0
Genzyme Corporation              COM               372917104    5,159     90,934                                  90,934      0    0
Guaranty Bancorp                 COM               40075t102    1,182    798,900                                 798,900      0    0
Intuitive Surgical Inc.          COM               46120e602   10,002     38,140                                  38,140      0    0
Limelight Networks, Inc.         COM               53261M104   23,977  5,905,773                               5,905,773      0    0
Martek Biosciences Corp          COM               572901106      320     14,144                                  14,144      0    0
Medicis Pharmaceutical Corp.     COM               584690309   42,352  1,983,720                               1,983,720      0    0
Medivation, Inc.                 COM               58501n101   33,587  1,237,551                               1,237,551      0    0
Momenta Pharmaceuticals, Inc.    COM               60877T100   11,502  1,084,031                               1,084,031      0    0
Northern Oil and Gas             COM               665531109   21,895  2,606,575                               2,606,575      0    0
NxStage Medical, Inc.            COM               67072V103    5,438    812,856                                 812,856      0    0
Onyx Pharmaceuticals, Inc.       COM               683399109   77,929  2,600,220                               2,600,220      0    0
Orexigen Therapeutics            COM               686164104      238     24,150                                  24,150      0    0
Orthovita                        COM               68750U102      211     48,135                                  48,135      0    0
PowerShares DB Crude Oil Double  COM               25154K809    3,260     40,000                                  40,000      0    0
Short
Protalix Biotherapeutics         COM               74365A101    2,841    343,933                                 343,933      0    0
Questcor Pharmaceuticals         COM               74835Y101    5,336    966,649                                 966,649      0    0
Ricardo PLC                      COM               000737007    2,017    485,500                                 485,500      0    0
Rigel Pharmaceuticals Inc        COM               766559603    2,227    271,557                                 271,557      0    0
Riverbed Technology, Inc.        COM               768573107    1,757     80,000                                  80,000      0    0
STAAR Surgical                   COM               852312305      239     58,500                                  58,500      0    0
Savient Pharmaceuticals, Inc.    COM               80517Q100   52,901  3,480,354                               3,480,354      0    0
Sequenom                         COM               817337405    2,214    685,300                                 685,300      0    0
Shire PLC-ADR                    COM               82481R106   11,162    213,463                                 213,463      0    0
St. Jude Medical, Inc.           COM               790849103    2,381     61,025                                  61,025      0    0
Toreador Resources Corporation   COM               891050106   19,049  1,906,800                               1,906,800      0    0
Transcept Pharmaceuticals, Inc.  COM               89354M106      780     56,508                                  56,508      0    0
Triangle Petroleum Corporation   COM               89600B102    2,213 14,751,350                              14,751,350      0    0
Unica Corporation                COM               904583101   17,647  2,315,864                               2,315,864      0    0
United Therapeutics Corp         COM               91307C102   32,098    655,204                                 655,204      0    0
Vanda Pharma                     COM               921659108   12,776  1,097,588                               1,097,588      0    0
ViroPharma Incorporated          COM               928241108   41,534  4,317,511                               4,317,511      0    0
Volcano Corporation              COM               928645100      406     24,150                                  24,150      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Waterfurnace Renewable Energy    COM               9415EQ108   10,832    428,700                                 428,700      0    0
ev3 Inc                          COM               26928A200   21,940  1,782,330                               1,782,330      0    0


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